Notes to the cash flow statements - Reconciliation of net cash provided by (used in) operating activities to net profit (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Profit after income tax expense	$ 6,990	$ 7,201	$ 5,699
Adjustments:
Depreciation, amortisation and impairment	1,522	1,237	1,581
Impairment charges/(benefits)	727	839	524
Net decrease/(increase) in current and deferred tax	(252)	665	427
(Increase)/decrease in accrued interest receivable	(227)	(730)	(544)
(Decrease)/increase in accrued interest payable	802	2,400	794
(Decrease)/increase in provisions	(272)	(173)	(621)
Other non-cash items	494	(850)	1,869
Cash flows from operating activities before changes in operating assets and liabilities	9,784	10,589	9,729
Net (increase)/decrease in:
Collateral paid	(2,097)	1,545	(1,524)
Trading securities and financial assets measured at FVIS	(18,994)	(4,524)	(3,750)
Derivative financial instruments	(836)	4,082	2,451
Loans	(35,083)	(27,270)	(36,345)
Other financial assets	(348)	128	279
Life insurance assets and life insurance liabilities			266
Other assets	(34)	8	20
Net increase/(decrease) in:
Collateral received	(318)	(2,888)	3,643
Deposits and other borrowings	35,243	24,692	35,054
Other financial liabilities	(7,084)	(17,146)	7,120
Other liabilities		(12)	11
Net cash provided by/(used in) operating activities	(19,767)	(10,796)	$ 16,954
Parent Entity
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Profit after income tax expense	6,691	6,434
Adjustments:
Depreciation, amortisation and impairment	1,407	1,089
Impairment charges/(benefits)	659	695
Net decrease/(increase) in current and deferred tax	(346)	363
(Increase)/decrease in accrued interest receivable	(207)	(657)
(Decrease)/increase in accrued interest payable	757	1,863
(Decrease)/increase in provisions	(272)	(162)
Other non-cash items	738	(499)
Cash flows from operating activities before changes in operating assets and liabilities	9,427	9,126
Net (increase)/decrease in:
Collateral paid	(2,057)	1,537
Trading securities and financial assets measured at FVIS	(19,452)	(4,162)
Derivative financial instruments	1,358	4,414
Loans	(32,528)	(25,080)
Other financial assets	(231)	94
Other assets	2	11
Net increase/(decrease) in:
Collateral received	(181)	(3,092)
Deposits and other borrowings	35,870	23,347
Other financial liabilities	(5,281)	(18,117)
Other liabilities	(9)	(3)
Net cash provided by/(used in) operating activities	$ (13,082)	$ (11,925)